Pioneer Solutions – Balanced Fund

Schedule of Investments | April 30, 2020

Ticker Symbols:
Class A	PIALX
Class C	PIDCX
Class R	BALRX
Class Y	IMOYX

Schedule of Investments | 4/30/20 (unaudited)

Shares		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Value
	AFFILIATED ISSUERS - 98.8%*
	MUTUAL FUNDS - 95.2%
110,603	Pioneer Bond Fund Class K	$617	$(27,462)	$–	$27,487	$1,057,363
672,580	Pioneer Core Equity Fund Class K	(1,054,581)	437,650	467,271	181,547	12,509,985
488,134	Pioneer Corporate High Yield Fund Class Y	–	(702,034)	–	63,308	4,300,460
290,296	Pioneer Equity Income Fund Class K	686,142	(2,282,158)	416,134	226,243	8,615,982
6,991,508	Pioneer Flexible Opportunities Fund Class K	(293,343)	(10,661,876)	–	1,665,972	72,362,109
428,207	Pioneer Fund Class K	(29,827)	(816,305)	–	34,690	12,071,166
339,134	Pioneer Fundamental Growth Fund Class K	42,143	(306,152)	671,674	48,991	8,671,662
3,447,261	Pioneer Global Equity Fund Class K	31,129	(3,178,481)	–	716,833	45,400,431
2,317,983	Pioneer International Equity Fund Class Y	304,765	(5,476,437)	152,924	1,178,985	43,230,381
11,240,774	Pioneer Multi-Asset Income Fund Class K	(1,053,320)	(15,191,300)	–	5,940,973	109,035,503
2,559,431	Pioneer Multi-Asset Ultrashort Income Fund Class K	(77,037)	(1,477,549)	–	560,389	23,956,273
677,935	Pioneer Strategic Income Fund Class K	1,197,876	(1,136,207)	–	471,518	6,759,017
	Other affiliated securities not held at period end	1,105,667	(1,279,109)	1,074,771	70,442	–
	TOTAL MUTUAL FUNDS
	(Cost $388,219,274)	$860,231	$(42,097,420)	$2,782,774	$11,187,378	$347,970,332
	CLOSED-END FUND – 3.6%
1,554,404	Pioneer ILS Interval Fund	–	(388,601)	–	857,565	13,165,803
	TOTAL CLOSED-END FUND
	(Cost $15,000,000)	–	(388,601)	–	857,565	13,165,803
	TOTAL INVESTMENTS IN AFFILIATED ISSUERS - 98.2%
	(Cost $403,219,274)	$860,231	$(42,486,021)	$2,782,774	$12,044,943	$361,136,135
	OTHER ASSETS AND LIABILITIES - 1.2%					$4,338,945
	TOTAL NET ASSETS - 100.0%					$365,475,080

* Affiliated funds managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of April 30, 2020, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Affiliated Mutual Funds	$347,970,332	$–	$–	$347,970,332
Affiliated Closed-End Fund	–	13,165,803	–	$13,165,803
Total	$347,970,332	$13,165,803	$–	$361,136,135

During the nine months ended April 30, 2020, there were no transfers between Levels 1, 2, and 3.